Segmented information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of geographic allocation of total assets and liabilities [Table Text Block]

Geographic allocation of total assets and liabilities

December 31, 2021	Canada	West Africa	Total
	$	$	$
Current assets	61,629	39	61,668
Property, plant and equipment and right-of-use assets	474	-	474
Other non-current assets	-	74,054	74,054
Total assets	62,103	74,093	136,196
Current liabilities	2,598	45	2,643
Non-current liabilities	790	-	790
Total liabilities	3,388	45	3,433

December 31, 2020	Canada	West Africa	Total
	$	$	$
Current assets	65,541	-	65,541
Property, plant and equipment and right-of-use assets	591	-	591
Other non-current assets	-	137,458	137,458
Total assets	66,132	137,458	203,590
Current liabilities	3,618	-	3,618
Non-current liabilities	1,089	-	1,089
Total liabilities	4,707	-	4,707

Disclosure of geographic allocation of the statement of operations and comprehensive income (loss) [Table Text Block]

Geographic allocation of the Statement of Operations and Comprehensive Income

For the year ended December 31, 2021:

	Canada	West Africa	Total
	$	$	$
Share of net loss related to joint venture	-	(51,528)	(51,528)
Service fee earned as operators of joint venture	5,071	-	5,071
General and administrative expenses	(13,429)	(48)	(13,477)
Exploration and evaluation expenditures	-	(642)	(642)
Loss from operations and joint venture	(8,358)	(52,218)	(60,576)

Impairment of investment in joint venture	-	(7,631)	(7,631)
Finance income	257	-	257
Finance expense	(51)	(874)	(925)
Foreign exchange loss	(8)	-	(8)
Net loss and comprehensive loss for the year	(8,160)	(60,723)	(68,883)

For the year ended December 31, 2020:

	Canada	West Africa	Total
	$	$	$
Share of net earnings related to joint venture	-	59,159	59,159
Service fee earned as operators of joint venture	4,917	-	4,917
General and administrative expenses	(14,757)	-	(14,757)
(Loss) income from operations and joint venture	(9,840)	59,159	49,319

Finance income	551	7,774	8,325
Finance expense	(45)	-	(45)
Foreign exchange loss	(223)	-	(223)
Net (loss) income and comprehensive (loss) income for the year	(9,557)	66,933	57,376